Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Business Acquisition [Line Items]
Goodwill impairment loss	$ 0	$ 0	$ 0	$ 0